Common Stock, Narrative (Q3) (Details) - H.C.Wainwright and Co., LLC [Member] - Sale Agreement [Member] - USD ($)	1 Months Ended	9 Months Ended
	May 31, 2021	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction	$ 20,000,000
Commission percentage	3.00%
Number of shares issued in transaction		0
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction	$ 20,000,000
Public float	75,000,000
Maximum [Member] | ATM Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction	$ 20,000,000